Derivative financial Instruments - Schedule of Carrying Amounts of Derivative Instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,205,427	1,303,388
Carrying amount of the hedging instruments, Asset	$ 11,510	$ 107,821
Carrying amount of the hedging instruments, Liability	(125,842)	(25,533)
Change in fair value used for calculating hedge ineffectiveness	(162,541)	65,005
Changes in the fair value of the hedging instrument recognised in OCI	(163,160)	65,286
Ineffectiveness recognised in profit or loss	(619)	281
Amount reclassified from the hedge reserve to profit or loss	123	483
Carrying amount of hedged items, Asset	19,964	0
Carrying amount of hedged items , liabilities	(1,087,247)	(1,398,323)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	162,541	(65,005)
Cash flow hedge reserve	(858)	(7,458)
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	11,510	107,821
Carrying amount of the hedging instruments, Liability	$ (125,842)	$ (25,533)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Notional amount	19,509
Carrying amount of the hedging instruments, Asset	$ 1,372
Carrying amount of the hedging instruments, Liability	0
Change in fair value used for calculating hedge ineffectiveness	1,256
Changes in the fair value of the hedging instrument recognised in OCI	1,258
Ineffectiveness recognised in profit or loss	2
Amount reclassified from the hedge reserve to profit or loss	24
Carrying amount of hedged items, Asset	19,964
Carrying amount of hedged items , liabilities	0
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	(1,256)
Cash flow hedge reserve	$ 37
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,185,918	1,303,388
Carrying amount of the hedging instruments, Asset	$ 10,138	$ 107,821
Carrying amount of the hedging instruments, Liability	(125,842)	(25,533)
Change in fair value used for calculating hedge ineffectiveness	(163,797)	65,005
Changes in the fair value of the hedging instrument recognised in OCI	(164,418)	65,286
Ineffectiveness recognised in profit or loss	(621)	281
Amount reclassified from the hedge reserve to profit or loss	99	682
Carrying amount of hedged items, Asset	0	0
Carrying amount of hedged items , liabilities	(1,087,247)	(1,398,323)
Changes in the fair value of the hedged items used to calculate the hedge ineffectiveness	163,797	(65,005)
Cash flow hedge reserve	$ (895)	$ (7,458)
Foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		0
Change in fair value used for calculating hedge ineffectiveness		0
Changes in the fair value of the hedging instrument recognised in OCI		0
Ineffectiveness recognised in profit or loss		0
Amount reclassified from the hedge reserve to profit or loss		$ 142
Foreign exchange risk | Deposits
Disclosure of detailed information about hedging instruments [line items]
Notional amount		0
Carrying amount of the hedging instruments, Asset		$ 0
Carrying amount of the hedging instruments, Liability		0
Change in fair value used for calculating hedge ineffectiveness		0
Changes in the fair value of the hedging instrument recognised in OCI		0
Ineffectiveness recognised in profit or loss		0
Amount reclassified from the hedge reserve to profit or loss		$ 57